Expense Example - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO - Fidelity Sustainable International Equity Fund
Dec. 30, 2024 USD ($)
Fidelity Advisor Sustainable International Equity Fund - Class M
Expense Example:
1 year	$ 502
3 years	1,067
5 years	1,705
10 years	3,417
Fidelity Advisor Sustainable International Equity Fund - Class C
Expense Example:
1 year	308
3 years	890
5 years	1,645
10 years	3,475
Fidelity Advisor Sustainable International Equity Fund - Class I
Expense Example:
1 year	107
3 years	591
5 years	1,153
10 years	2,687
Fidelity Advisor Sustainable International Equity Fund - Class Z
Expense Example:
1 year	92
3 years	561
5 years	1,112
10 years	2,617
Fidelity Advisor Sustainable International Equity Fund - Class A
Expense Example:
1 year	700
3 years	1,208
5 years	1,792
10 years	$ 3,367